Cover	12 Months Ended
Dec. 31, 2020 shares
Statement Line Items [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Banco Santander (Brasil) S.A.
Entity Central Index Key	0001471055
Entity Incorporation, State or Country Code	D5
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Auditor Attestation Flag	true
Common
Statement Line Items [Line Items]
Entity Common Stock, Shares Outstanding	3,818,695,031
Preferred
Statement Line Items [Line Items]
Entity Common Stock, Shares Outstanding	3,679,836,020